LONG-TERM LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2013
LONG-TERM LOAN RECEIVABLE
LONG-TERM LOAN RECEIVABLE

5.  LONG-TERM LOAN RECEIVABLE

In December, 2013, in connection with the investment on Keystone (Note 8), the Company entered into a loan agreement with Felicity Investment Holdings Limited (“Felicity”) for a total amount of approximately US$29.5 million. The balance of the loan and the compounded accrued interests will be received at the end of the 5 year term of the loan. The loan receivable is fully collateralized with shares of Keystone held by Felicity.